SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENT
24.
SUBSEQUENT EVENT

The Group evaluated events subsequent to the balance sheet date of December 31, 2023 through the date of issuance of the consolidated financial statements. No material recordable or discussable events or transactions occurred.